RELATED PARTIES BALANCES AND TRANSCATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Transactions Between Related Parties
The remuneration of members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2025	2024	2023
Salaries and bonuses (*)	12,480	7,801	6,972
TOTAL	12,480	7,801	6,972
(*) As of December 31, 2025 the amount includes severance and other termination payments for 4,742 recognized during the year.